Accrued and Other Liabilities - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Revenue Arrangement [Line Items]
Deferred revenue	€ 1,737,391	€ 1,268,633
Costs to be paid [Line Items]
Accrued Liabilities	333,597	411,725
Credits Regarding Free or Discounted Products or Services [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue	1,402,600	925,200
Extended and Enhanced (Optic) Warranty Contracts [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue	303,300	313,800
Related to EUV Upgrade [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue	251,500	102,500
expected losses for upgrading EUV in the field [Member]
Costs to be paid [Line Items]
Accrued Liabilities	€ 92,700	€ 124,000